Significant Accounting Policies - Long-lived Asset Impairment and Foreign Exchange Gains Losses (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Nov. 19, 2018	Dec. 31, 2017	Dec. 31, 2016
Long-lived asset impairments	$ 0
Foreign exchange losses	$ (100)
Predecessor
Long-lived asset impairments		$ 0	$ 0	$ 0
Foreign exchange losses		$ (100)	$ (700)	$ (500)